Strategy Shares Nasdaq 5HANDL™ Index ETF (FIVR)†	July 31, 2023 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.6%
4,152	Alerian MLP ETF	$173,221
1,624	Dimensional Core Fixed Income ETF	67,737
3,528	Fidelity MSCI Utilities Index ETF	152,692
4,896	Global X U.S. Preferred ETF	95,815
428	Invesco QQQ Trust	164,215
1,020	Invesco Taxable Municipal Bond ETF	26,775
1,152	iShares Broad USD High Yield Corporate Bond ETF	40,942
116	iShares Core S&P 500 ETF	53,381
2,520	iShares Core U.S. Aggregate Bond ETF	246,154
144	iShares MBS ETF	13,380
1,960	JPMorgan Equity Premium Income ETF	109,525
5,344	Schwab U.S. Aggregate Bond ETF	245,610
1,008	Schwab U.S. Large-Cap ETF	54,644
4,168	Schwab U.S. REIT ETF	82,985
832	Vanguard Dividend Appreciation ETF	138,320
684	Vanguard Intermediate-Term Corporate Bond ETF	54,104
128	Vanguard S&P 500 ETF	53,847
3,396	Vanguard Total Bond Market ETF	245,938
3,292	WisdomTree U.S. Efficient Core Fund	125,080
Total Exchange-Traded Funds (Cost $2,222,363)		$2,144,365
Total Investments — 99.6% (Cost $2,222,363)		$2,144,365
Other Assets less Liabilities — 0.4%		9,469

Net Assets — 100.0%		$2,153,834

ETF — Exchange-Traded Fund
MBS — Mortgage-Backed Security
MLP — Master Limited Partnership
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
S&P — Standard and Poor’s
USD — United States Dollar

† Strategy Shares Nasdaq 5HANDL™ Index ETF (FIVR) ceased operations and liquidated following the close of the market on August 30, 2023.

Strategy Shares Gold-Hedged Bond ETF (GLDB)	July 31, 2023 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Value
Communication Services	11.0%
Consumer Discretionary	6.1%
Consumer Staples	12.7%
Energy	5.2%
Financials	26.4%
Health Care	8.6%
Industrials	8.6%
Information Technology	8.3%
Materials	3.1%
Real Estate	3.9%
Utilities	6.1%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments*

Principal Amount		Value
Corporate Bonds — 74.6%
Communication Services — 6.2%
$532,000	Verizon Communications, Inc., 4.52%, 9/15/48	$459,652
504,000	Walt Disney Co. (The), 2.65%, 1/13/31	433,531
		893,183
Consumer Discretionary — 4.8%
448,000	Amazon.com, Inc., 1.50%, 6/03/30	366,701
308,000	Home Depot, Inc. (The), 5.88%, 12/16/36	333,964
		700,665
Consumer Staples — 10.1%
476,000	Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	461,504
392,000	BAT Capital Corp., 3.56%, 8/15/27	364,075
420,000	Coca-Cola Co. (The), 1.38%, 3/15/31	333,727
364,000	Costco Wholesale Corp., 1.60%, 4/20/30	302,037
		1,461,343
Energy — 4.1%
364,000	Chevron Corp., 2.24%, 5/11/30	314,760
336,000	MPLX LP, 2.65%, 8/15/30	282,279
		597,039
Financials — 18.6%
140,000	Capital One Financial Corp., 3.80%, 1/31/28	129,732
476,000	Citigroup, Inc., 4.41%, 3/31/31	447,390
364,000	Fiserv, Inc., 3.50%, 7/01/29	334,942
504,000	Goldman Sachs Group, Inc. (The), 1.99%, 1/27/32	396,978
448,000	JPMorgan Chase & Co., 4.49%, 3/24/31	428,954
392,000	MetLife, Inc., 4.55%, 3/23/30	383,627
168,000	Northern Trust Corp., 1.95%, 5/01/30	139,395
$476,000	Wells Fargo & Co., 3.00%, 10/23/26	443,688
		2,704,706

Principal Amount		Value
Health Care — 6.8%
$392,000	AbbVie, Inc., 3.20%, 11/21/29	$355,079
308,000	Amgen, Inc., 2.20%, 2/21/27	279,725
364,000	CVS Health Corp., 4.30%, 3/25/28	352,530
		987,334
Industrials — 6.9%
392,000	Boeing Co. (The), 5.15%, 5/01/30	388,674
280,000	General Electric Co., 5.88%, 1/14/38	299,916
308,000	Southwest Airlines Co., 5.13%, 6/15/27	307,106
		995,696
Information Technology — 6.6%
336,000	Apple, Inc., 3.35%, 2/09/27	322,361
336,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27	320,347
336,000	Oracle Corp., 5.38%, 7/15/40	320,030
		962,738
Materials — 2.5%
252,000	Dow Chemical Co. (The), 3.60%, 11/15/50	185,893
196,000	Sherwin-Williams Co. (The), 2.95%, 8/15/29	174,476
		360,369
Real Estate — 3.1%
504,000	Equinix, Inc., 3.20%, 11/18/29	444,162
Utilities — 4.9%
448,000	NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30	372,238
364,000	Pacific Gas and Electric Co., 4.55%, 7/01/30	330,627
		702,865
Total Corporate Bonds (Cost $11,602,194)		$10,810,100

Strategy Shares Gold-Hedged Bond ETF (GLDB) (Continued)	July 31, 2023 (Unaudited)

Principal Amount		Value
Yankee Dollars — 5.0%
Communication Services — 2.6%
$308,000	Orange SA, 9.00%, 3/01/31	$375,828
Financials — 2.4%
308,000	Shell International Finance BV, 6.38%, 12/15/38	346,063
Total Yankee Dollars (Cost $792,442)		$721,891
Total Investments — 79.6% (Cost $12,394,636)		$11,531,991
Other Assets less Liabilities — 20.4%		2,954,102

Net Assets — 100.0%		$14,486,093

* Portfolio of Investments is presented on a consolidated basis.

LLC — Limited Liability Corporation
LP — Limited Partnership
SA — Societe Anonyme (French public limited company)

Total Return Swap Agreements

Pay/ Receive	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Receive	Effective Federal Funds Rate(a) + 85 bps	iShares Gold Trust	BNP PARIBAS SA	Monthly	5/20/24	$14,261,415	$(134,678)
Receive	Effective Federal Funds Rate(a) + 85 bps	iShares IBoxx $ Investment Grade Corporate Bond	BNP PARIBAS SA	Monthly	5/20/24	2,598,065	(20,936)
							$(155,614)

(a)	The Effective Federal Funds Rate at July 31, 2023 was 5.33%.

Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL)	July 31, 2023 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 93.4%
1,874,538	Alerian MLP ETF	$78,205,725
732,555	Dimensional Core Fixed Income ETF	30,554,869
1,593,558	Fidelity MSCI Utilities Index ETF	68,969,190
2,211,714	Global X U.S. Preferred ETF	43,283,243
192,672	Invesco QQQ Trust	73,924,393
461,610	Invesco Taxable Municipal Bond ETF	12,117,263
519,813	iShares Broad USD High Yield Corporate Bond ETF	18,474,154
52,182	iShares Core S&P 500 ETF	24,013,113
1,137,969	iShares Core U.S. Aggregate Bond ETF	111,156,811
64,224	iShares MBS ETF	5,967,694
885,087	JPMorgan Equity Premium Income ETF	49,458,662
2,414,421	Schwab U.S. Aggregate Bond ETF	110,966,789
455,589	Schwab U.S. Large-Cap ETF	24,697,480
1,882,566	Schwab U.S. REIT ETF	37,481,889
377,316	Vanguard Dividend Appreciation ETF	62,728,785
309,078	Vanguard Intermediate-Term Corporate Bond ETF	24,448,070
58,203	Vanguard S&P 500 ETF	24,484,838
1,533,348	Vanguard Total Bond Market ETF	111,045,062
1,487,187	WisdomTree U.S. Efficient Core Fund	56,505,670
Total Exchange-Traded Funds (Cost $1,007,848,600)		$968,483,700
Total Investments — 93.4% (Cost $1,007,848,600)		$968,483,700
Other Assets less Liabilities — 6.6%		67,913,477

Net Assets — 100.0%		$1,036,397,177

ETF — Exchange-Traded Fund
MBS — Mortgage-Backed Security
MLP — Master Limited Partnership
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
S&P — Standard and Poor’s
USD — United States Dollar

Total Return Swap Agreements

Pay/ Receive	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Receive	Effective Federal Funds Rate(a) + 85 bps	Nasdaq 7HANDLTM Index	BNP PARIBAS SA	Monthly	1/12/24	$363,790,578	$7,311,827
Pay	Effective Federal Funds Rate(a) + 85 bps	Nasdaq 7HANDLTM Index	BNP PARIBAS SA	Monthly	1/12/24	10,000,000	(96)
							$7,311,731

(a)	The Effective Federal Funds Rate at July 31, 2023 was 5.33%.

SA — Societe Anonyme (French public limited company)

Strategy Shares Halt Climate Change ETF (NZRO)	July 31, 2023 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Value
Communication Services	8.2%
Consumer Discretionary	4.3%
Consumer Staples	4.0%
Energy	0.3%
Financials	5.7%
Health Care	21.4%
Industrials	15.5%
Information Technology	29.9%
Materials	2.2%
Real Estate	0.6%
Utilities	7.9%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Common Stocks — 99.4%
Communication Services — 8.1%
200	Alphabet, Inc., Class C †	$26,622
98	Meta Platforms, Inc., Class A †	31,223
81	Netflix, Inc. †	35,557
		93,402
Consumer Discretionary — 4.2%
6	Arcimoto, Inc. †	9
1,366	Canoo, Inc. †	881
590	Fisker, Inc. †	3,640
161	Tesla, Inc. †	43,057
910	Workhorse Group, Inc. †	1,210
		48,797
Consumer Staples — 4.0%
126	Beyond Meat, Inc. †	2,167
88	Ingredion, Inc.	9,791
90	McCormick & Co., Inc.	8,053
476	Unilever PLC ADR	25,576
		45,587
Energy — 0.3%
278	Aemetis, Inc. †	2,052
120	Enviva, Inc.	1,616
		3,668
Financials — 5.6%
180	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,700
68	Mastercard, Inc., Class A	26,811
10	MSCI, Inc.	5,481
116	Visa, Inc., Class A	27,577
		64,569
Health Care — 21.3%
188	Abbott Laboratories	20,930
188	AbbVie, Inc.	28,120
112	Amgen, Inc.	26,224
102	Baxter International, Inc.	4,613
126	Beam Therapeutics, Inc. †	3,890
404	Boston Scientific Corp. †	20,948
140	Edwards Lifesciences Corp. †	11,490
240	Gilead Sciences, Inc.	18,274

Shares		Value
Common Stocks – (Continued)
Health Care – (Continued)
66	IQVIA Holdings, Inc. †	$14,769
118	Moderna, Inc. †	13,884
460	Pfizer, Inc.	16,588
72	The Cigna Group	21,247
56	UnitedHealth Group, Inc.	28,357
26	Waters Corp. †	7,181
22	West Pharmaceutical Services, Inc.	8,097
		244,612
Industrials — 15.4%
128	Ameresco, Inc., Class A †	7,451
254	Aris Water Solution, Inc., Class A	2,776
618	Array Technologies, Inc. †	11,773
748	Ballard Power Systems, Inc. †	3,531
370	Blink Charging Co. †	2,368
458	Bloom Energy Corp., Class A †	8,180
108	Casella Waste Systems, Inc. †	8,715
518	ChargePoint Holdings, Inc. †	4,486
22	Cintas Corp.	11,045
478	Emeren Group, Ltd. ADR †	1,840
112	EnerSys	12,131
318	Fluence Energy, Inc. †	9,298
910	Freyr Battery SA †	7,662
1,696	FuelCell Energy, Inc. †	3,714
386	GreenPower Motor Co., Inc. †	1,787
98	Heritage-Crystal Clean, Inc. †	4,515
216	Johnson Controls International PLC	15,023
86	ManpowerGroup, Inc.	6,784
860	Nikola Corp. †	2,296
348	Plug Power, Inc. †	4,566
408	Shoals Technologies Group, Inc., Class A †	10,592
152	Stericycle, Inc. †	6,458
456	SunPower Corp. †	4,501
276	Sunrun, Inc. †	5,238
1,076	Sunworks, Inc. †	1,861
218	TPI Composites, Inc. †	1,295
46	Watts Water Technologies, Inc., Class A	8,581
76	Xylem, Inc.	8,569
		177,036

Strategy Shares Halt Climate Change ETF (NZRO)	July 31, 2023 (Unaudited)

Shares		Value
Common Stocks – (Continued)
Information Technology — 29.8%
85	Adobe, Inc. †	$46,423
188	Apple, Inc.	36,933
64	Autodesk, Inc. †	13,567
296	Canadian Solar, Inc. †	10,703
418	Cisco Systems, Inc.	21,753
60	Enphase Energy, Inc. †	9,110
104	First Solar, Inc. †	21,569
30	Gartner, Inc. †	10,608
44	Intuit, Inc.	22,515
46	Keysight Technologies, Inc. †	7,410
242	Maxeon Solar Technologies, Ltd. †	5,975
104	Microsoft Corp.	34,936
94	NetApp, Inc.	7,333
290	Oracle Corp.	33,997
112	Salesforce, Inc. †	25,201
44	ServiceNow, Inc. †	25,652
36	SolarEdge Technologies, Inc. †	8,693
		342,378
Materials — 2.2%
74	Ecolab, Inc.	13,553
1,016	PureCycle Technologies, Inc. †	12,029
		25,582
Real Estate — 0.6%
82	CBRE Group, Inc., Class A †	6,831
Utilities — 7.9%
52	American Water Works Co., Inc.	7,666
260	Atlantica Sustainable Infrastructure PLC	6,271
262	Brookfield Renewable Corp., Class A	8,167
130	California Water Service Group	6,893
262	Clearway Energy, Inc., Class C	6,919
188	Global Water Resources, Inc.	2,388
902	Montauk Renewables, Inc. †	7,893
114	NextEra Energy Partners LP	6,207
298	NextEra Energy, Inc.	21,843
116	Ormat Technologies, Inc.	9,430
374	Sunnova Energy International, Inc. †	6,605
		90,282
Total Common Stocks (Cost $1,230,542)		$1,142,744
Total Investments — 99.4% (Cost $1,230,542)		$1,142,744
Other Assets less Liabilities — 0.6%		6,507

Net Assets — 100.0%		$1,149,251

ADR — American Depositary Receipt
LP — Limited Partnership
MSCI — Morgan Stanley Capital International
PLC — Public Liability Company

†	Non-income producing security

Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)	July 31, 2023 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2023, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.8%
9,782	iShares 1-3 Year Treasury Bond ETF	$793,516
1,005	iShares 7-10 Year Treasury Bond ETF	96,219
134,536	iShares Core MSCI EAFE ETF	9,356,979
74,236	iShares Core S&P 500 ETF	34,161,922
Total Exchange-Traded Funds (Cost $41,933,086)		$44,408,636
Total Investments — 99.8% (Cost $41,933,086)		$44,408,636
Other Assets less Liabilities — 0.2%		101,220

Net Assets — 100.0%		$44,509,856

ETF — Exchange-Traded Fund
MSCI EAFE — MSCI Europe, Australasia and Far East
MSCI — Morgan Stanley Capital International
S&P — Standard and Poor’s